Note 6 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross carrying amount	$ 233,717	$ 205,979
Accumulated amortization	99,873	84,864
Net	133,844	121,115
Customer Lists and Relationships [Member]
Gross carrying amount	116,938	104,258
Accumulated amortization	48,698	34,161
Net	68,240	70,097
Franchise Rights [Member]
Gross carrying amount	44,392	39,137
Accumulated amortization	19,695	17,230
Net	24,697	21,907
Trademarks and Trade Names [Member]
Gross carrying amount	26,766	26,069
Accumulated amortization	13,742	11,825
Net	13,024	14,244
Other Intangible Assets [Member]
Gross carrying amount	45,621	36,515
Accumulated amortization	17,738	21,648
Net	$ 27,883	$ 14,867